Stockholders’ Equity (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 23, 2022	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Warrants exercise price per share		$ 12.00	$ 12.00
Representative warrants issued		101,200	101,200
Stockholders equity warrants expense		632,500	632,500
Fair value of representative warrants		$ 1,333,482	$ 1,333,482
Warrants per share		$ 2.11	$ 2.11
Expected volatility		35.00%	35.00%
Risk-free interest rate		1.18%	1.18%
Expected life		5 years	5 years
Representative warrants shares days		180 days	180 days
Deposits into trust account					$ 127,765,000
Per share price		$ 0.02	$ 0.02		$ 0.20
Common stock subject to possible redemption, shares	830,210	830,210	830,210	12,650,000
Stockholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deposits into trust account	$ 50,000	$ 300,000	$ 100,000
Stock holding during period, shares	11,819,790		11,819,790
Payments to related party	$ 121,034,650		$ 121,034,650
Per share price	$ 10.24		$ 10.24
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		3,783,200	3,783,200	620,700
Common stock, shares outstanding		3,783,200	3,783,200	620,700
Common stock shares subject to possible redemption		830,210	830,210	12,650,000
Shares issued to converting convertible securities	3,162,500		3,162,500
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, shares issued		0	0	3,162,500
Common stock, shares outstanding		0	0	3,162,500
Shares were cancelled	3,162,500		3,162,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital units authorized, shares		111,000,000	111,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		110,000,000	110,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1,000,000	1,000,000